[On Chapman and Cutler llp Letterhead]

July 22, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

            Re:                              The Integrity Funds (the “Registrant”)

Ladies and Gentlemen:

The Registrant is transmitting Post-Effective Amendment No. 90 (this “Amendment”) to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (under which it is Amendment No. 91).  The Registrant is a multi-series investment company consisting of the following five series:  Williston Basin/Mid-North America Stock Fund; Integrity Growth & Income Fund; Integrity High Income Fund; Integrity Dividend Harvest Fund; and Integrity Energized Dividend Fund.  This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act and is with respect to a new class of shares (i.e., Class I) of each of the foregoing series.

Please note that the Registrant and its principal underwriter intend to request acceleration pursuant to Rule 461 under the 1933 Act so that this Amendment may become effective on July 29, 2016.

 If we may cooperate with you in any way in the processing of this Amendment to the Registration Statement, please contact the undersigned at (312) 845‑3446 (e-mail: russell@chapman.com).

Very truly yours,

Chapman and Cutler llp

By:	/s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures

cc:    Brent Wheeler

4024842.01.01.doc